STOCKHOLDERS' EQUITY - Narrative (Details) $ / shares in Units, shares in Millions	1 Months Ended		3 Months Ended			6 Months Ended	9 Months Ended		12 Months Ended			17 Months Ended
	Nov. 30, 2023 USD ($)	Nov. 30, 2022 USD ($) counterparty shares	Jun. 30, 2024 USD ($) shares	Mar. 31, 2024 USD ($) counterparty shares	Sep. 30, 2023 USD ($) counterparty shares	Jun. 30, 2024 $ / shares shares	Sep. 30, 2023 USD ($) $ / shares shares	Sep. 30, 2022 USD ($) shares	Dec. 31, 2024 USD ($)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 USD ($)	Mar. 31, 2024 USD ($) $ / shares shares	Feb. 28, 2022 USD ($)
Equity, Class of Treasury Stock [Line Items]
Purchases of treasury stock									$ 400,000,000	$ 1,600,000,000	$ 3,725,000,000
Payments for repurchase of common stock		$ 3,250,000,000
Excise tax on purchases of treasury stock									8,000,000	21,000,000
Undistributed earnings of nonconsolidated affiliates included in retained earnings									626,000,000	637,000,000
2022 Stock Repurchase Programs
Equity, Class of Treasury Stock [Line Items]
Remaining authorized repurchase amount		250,000,000
2022 Share Buyback Program
Equity, Class of Treasury Stock [Line Items]
Authorized stock repurchase amount													$ 1,000,000,000.0
Stock repurchased and retired (in shares) | shares								11.9
Purchases of treasury stock								$ 750,000,000
$5B Share Buyback Program
Equity, Class of Treasury Stock [Line Items]
Authorized stock repurchase amount		5,000,000,000
Payments for repurchase of common stock	$ 3,000,000,000
2022 Stock Repurchase Transactions
Equity, Class of Treasury Stock [Line Items]
Authorized stock repurchase amount		$ 3,250,000,000
Stock repurchased and retired (in shares) | shares		38.8			8.0		46.8
Number of counterparties | counterparty		3
Payments for repurchase of common stock		$ 250,000,000
Stock retired		$ 2,600,000,000
Unsettled forward contract for accelerated share repurchase					$ 613,000,000
Average price per share (in dollars per share) | $ / shares							$ 69.44
2023 Stock Repurchase Transactions
Equity, Class of Treasury Stock [Line Items]
Authorized stock repurchase amount					$ 2,000,000,000		$ 2,000,000,000
Stock repurchased and retired (in shares) | shares				6.7	21.2							27.9
Number of counterparties | counterparty				1	3
Payments for repurchase of common stock					$ 2,000,000,000
Stock retired					$ 1,600,000,000
Average price per share (in dollars per share) | $ / shares												$ 71.67
2024 Stock Repurchase Transactions
Equity, Class of Treasury Stock [Line Items]
Authorized stock repurchase amount				$ 1,000,000,000								$ 1,000,000,000
Stock repurchased and retired (in shares) | shares				6.0
Payments for repurchase of common stock				$ 500,000,000
Q1 2024 Stock Repurchase Transactions
Equity, Class of Treasury Stock [Line Items]
Stock repurchased and retired (in shares) | shares			1.0			6.9
Stock retired			$ 72,000,000	400,000,000
Unsettled forward contract for accelerated share repurchase				$ 100,000,000
Average price per share (in dollars per share) | $ / shares						$ 71.96
Share Repurchase Programs
Equity, Class of Treasury Stock [Line Items]
Excise tax on purchases of treasury stock									$ 8,000,000	$ 21,000,000